Quarterly Report
March 31, 2020
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 0.8%
Rolls-Royce Holdings PLC	244,981	$1,030,978
Airlines – 0.3%
Japan Airport Terminal Co. Ltd. (l)	9,200	$355,118
Alcoholic Beverages – 5.0%
Ambev S.A., ADR	152,644	$351,081
China Resources Beer Holdings Co. Ltd.	156,000	708,097
Diageo PLC	90,425	2,896,193
Pernod Ricard S.A.	16,008	2,276,959
		$6,232,330
Apparel Manufacturers – 4.9%
Burberry Group PLC	39,262	$642,332
Kering S.A.	2,663	1,389,539
LVMH Moet Hennessy Louis Vuitton SE	10,852	4,028,211
		$6,060,082
Automotive – 0.4%
Koito Manufacturing Co. Ltd.	15,600	$527,936
Business Services – 5.7%
Accenture PLC, “A”	12,549	$2,048,750
Brenntag AG	20,692	781,735
Compass Group PLC	56,169	877,619
Experian PLC	67,182	1,870,225
Infosys Technologies Ltd., ADR	105,077	862,682
Intertek Group PLC	9,970	582,736
		$7,023,747
Computer Software – 4.7%
Dassault Systemes S.A.	2,083	$308,902
OBIC Co. Ltd.	7,000	914,456
SAP SE	39,981	4,591,942
		$5,815,300
Computer Software - Systems – 3.4%
Amadeus IT Group S.A.	19,074	$904,592
Hitachi Ltd.	79,700	2,320,054
NICE Systems Ltd., ADR (a)	6,728	965,872
		$4,190,518
Construction – 0.3%
Toto Ltd.	12,500	$416,089
Consumer Products – 6.4%
Kao Corp.	17,200	$1,408,320
L'Oréal	14,213	3,730,712
Reckitt Benckiser Group PLC	35,732	2,742,348
		$7,881,380
Consumer Services – 0.4%
51job, Inc., ADR (a)	8,805	$540,539
Containers – 0.5%
Brambles Ltd.	91,989	$607,081

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.6%
Legrand S.A.	10,393	$667,850
Prysmian S.p.A.	54,204	868,052
Schneider Electric SE	33,880	2,917,018
		$4,452,920
Electronics – 5.4%
Delta Electronics, Inc.	162,000	$645,504
Mellanox Technologies Ltd. (a)	9,267	1,124,272
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	101,852	4,867,507
		$6,637,283
Energy - Independent – 0.3%
Oil Search Ltd.	259,923	$395,395
Food & Beverages – 8.4%
Danone S.A.	47,712	$3,077,167
Nestle S.A.	70,749	7,291,974
		$10,369,141
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (l)	11,205	$1,014,324
General Merchandise – 0.3%
Walmart de Mexico S.A.B. de C.V.	144,347	$339,228
Insurance – 3.7%
AIA Group Ltd.	504,000	$4,534,136
Internet – 4.0%
Alibaba Group Holding Ltd., ADR (a)	5,716	$1,111,648
NAVER Corp.	11,549	1,588,719
Tencent Holdings Ltd.	42,900	2,091,871
Yandex N.V., “A” (a)	5,113	174,098
		$4,966,336
Leisure & Toys – 0.7%
BANDAI NAMCO Holdings, Inc.	17,500	$849,333
Machinery & Tools – 2.1%
GEA Group AG	41,425	$855,500
Ritchie Bros. Auctioneers, Inc.	50,839	1,741,235
		$2,596,735
Medical & Health Technology & Services – 0.3%
Alcon, Inc. (a)	6,981	$356,255
Medical Equipment – 5.3%
EssilorLuxottica	21,680	$2,339,053
Mettler-Toledo International, Inc. (a)	1,291	891,448
QIAGEN N.V. (a)	31,663	1,284,958
Terumo Corp.	57,400	1,973,956
		$6,489,415
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	76,000	$381,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.0%
AEON Financial Service Co. Ltd. (l)	59,100	$632,165
Credicorp Ltd.	4,055	580,149
DBS Group Holdings Ltd.	103,600	1,353,539
Element Fleet Management Corp.	129,711	825,844
Grupo Financiero Banorte S.A. de C.V.	225,194	617,035
HDFC Bank Ltd.	181,646	2,043,811
Komercni Banka A.S.	9,969	189,379
		$6,241,922
Pharmaceuticals – 10.9%
Bayer AG	33,661	$1,975,908
Novartis AG	38,388	3,172,578
Novo Nordisk A.S., “B”	24,240	1,465,157
Roche Holding AG	21,241	6,905,747
		$13,519,390
Precious Metals & Minerals – 1.6%
Agnico-Eagle Mines Ltd.	27,358	$1,092,143
Franco-Nevada Corp.	9,238	923,012
		$2,015,155
Railroad & Shipping – 2.6%
Adani Ports and Special Economic Zone Ltd.	98,829	$323,016
Canadian National Railway Co.	36,826	2,858,802
		$3,181,818
Specialty Chemicals – 8.1%
Akzo Nobel N.V.	20,933	$1,380,036
Croda International PLC	19,914	1,053,157
Kansai Paint Co. Ltd.	5,500	104,875
L'Air Liquide S.A.	18,080	2,317,439
Linde PLC	16,169	2,917,605
Sika AG	5,415	895,947
Symrise AG	14,269	1,351,352
		$10,020,411
Telecommunications - Wireless – 0.3%
SoftBank Corp.	10,100	$353,672
Tobacco – 1.5%
ITC Ltd.	358,722	$804,516
Japan Tobacco, Inc.	57,900	1,071,756
		$1,876,272
Total Common Stocks		$121,271,778
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 1.28% (v)	2,449,521	$2,450,011

Other Assets, Less Liabilities – (0.0)%		(60,436)
Net Assets – 100.0%		$123,661,353
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,450,011 and $121,271,778, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$23,052,850	$—	$23,052,850
Switzerland	—	18,622,501	—	18,622,501
United Kingdom	—	11,695,588	—	11,695,588
Japan	—	10,927,730	—	10,927,730
Germany	855,500	9,985,895	—	10,841,395
Canada	7,441,036	—	—	7,441,036
United States	4,064,470	2,917,605	—	6,982,075
Taiwan	5,513,011	—	—	5,513,011
China	1,652,187	3,181,507	—	4,833,694
Other Countries	7,912,544	13,449,354	—	21,361,898
Mutual Funds	2,450,011	—	—	2,450,011
Total	$29,888,759	$93,833,030	$—	$123,721,789
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At March 31, 2020, the value of securities loaned was $451,033. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $472,549.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$677,119	$7,451,529	$5,678,687	$(108)	$158	$2,450,011
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,839	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
France	18.6%
Switzerland	15.1%
United Kingdom	9.5%
Japan	8.8%
Germany	8.8%
United States	7.6%
Canada	6.0%
Taiwan	4.5%
China	3.9%
Other Countries	17.2%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.